UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04379

Plan Investment Fund, Inc.
(Exact name of registrant as specified in charter)

2 Mid America Plaza Suite 200 Oakbrook Terrace, Illinois		60181
(Address of principal executive offices)		(Zip code)

Susan A. Pickar, President and Chief Executive Officer 2 Mid America Plaza Suite 200 Oakbrook Terrace, Illinois 60181
(Name and address of agent for service)
COPY TO: Joseph M. Mannon Vedder Price P.C. 222 N. LaSalle Street Chicago, Illinois 60601
Registrant’s telephone number, including area code:		(630) 472-7700

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments.

The registrant’s schedule of investments is as follows:

Government Portfolio

(Unaudited)

Schedule of Investments

March 31, 2018

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

TOTAL INVESTMENTS — 70.4%
U.S. TREASURY OBLIGATIONS — 33.6% (1)
$73,365,000	U.S. Treasury Bill	1.57%	04/05/18	$73,356,070
9,275,000	U.S. Treasury Bill	1.68%	04/12/18	9,270,748
20,000,000	U.S. Treasury Bill	1.73%	04/26/18	19,977,267
14,485,000	U.S. Treasury Bill	1.36%	05/10/18	14,465,077
875,000	U.S. Treasury Bill	1.38%	05/17/18	873,523
25,000,000	U.S. Treasury Bill	1.67%	05/31/18	24,932,601
11,105,000	U.S. Treasury Bill	1.63%	07/19/18	11,051,829
15,000,000	U.S. Treasury Bill	1.66%	08/02/18	14,917,396
9,620,000	U.S. Treasury Bill	1.72%	08/09/18	9,562,161
24,700,000	U.S. Treasury Bill	1.86%	08/23/18	24,521,433
38,920,000	U.S. Treasury Bill	1.95%	09/13/18	38,589,194
5,000,000	U.S. Treasury Bill	2.00%	09/20/18	4,953,688
22,000,000	U.S. Treasury Bill	1.94%	09/27/18	21,793,866
9,125,000	U.S. Treasury Note	1.84%	07/31/18	9,111,039

	Total U.S. Treasury Obligations (Cost $277,375,892)			277,375,892

AGENCY OBLIGATIONS — 36.8% (2)
3,550,000	Federal Farm Credit Banks Funding Corp. (1)	1.29%	07/13/18	3,537,125
10,000,000	Federal Farm Credit Banks Funding Corp. (1) (3) (1 Month USD LIBOR — 0.095%)	1.82%	07/25/19	9,994,800
6,735,000	Federal Home Loan Banks (1)	1.36%	04/03/18	6,734,746
13,360,000	Federal Home Loan Banks (1)	1.48%	04/06/18	13,357,889
18,145,000	Federal Home Loan Banks (1)	1.67%	04/11/18	18,137,522
4,315,000	Federal Home Loan Banks	1.66%	04/17/18	4,315,000
4,780,000	Federal Home Loan Banks	1.66%	04/17/18	4,780,000
46,250,000	Federal Home Loan Banks (1)	1.60%	04/20/18	46,213,070
15,000,000	Federal Home Loan Banks (1)	1.62%	04/27/18	14,983,125
6,020,000	Federal Home Loan Banks (1)	1.48%	05/01/18	6,012,906
1,130,000	Federal Home Loan Banks (1)	1.54%	05/07/18	1,128,319
1,850,000	Federal Home Loan Banks (1)	1.72%	05/09/18	1,846,730
38,000,000	Federal Home Loan Banks (1)	1.73%	05/11/18	37,931,707
20,370,000	Federal Home Loan Banks (1)	1.65%	05/17/18	20,328,242
10,170,000	Federal Home Loan Banks (3) (1 Month USD LIBOR — 0.142%)	1.67%	05/18/18	10,170,000
5,000,000	Federal Home Loan Banks (3) (1 Month USD LIBOR — 0.142%)	1.71%	05/22/18	5,000,000
4,465,000	Federal Home Loan Banks (1)	1.72%	06/13/18	4,449,728
9,725,000	Federal Home Loan Banks (1)	1.49%	06/15/18	9,695,414
5,095,000	Federal Home Loan Banks (3) (1 Month USD LIBOR — 0.140%)	1.55%	07/05/18	5,095,000
1,465,000	Federal Home Loan Banks	1.50%	08/01/18	1,465,000
6,615,000	Federal Home Loan Banks (1)	1.64%	08/01/18	6,578,759
5,000,000	Federal Home Loan Banks (1)	1.74%	08/10/18	4,968,782

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

AGENCY OBLIGATIONS (continued)
$4,480,000	Federal Home Loan Banks (3) (1 Month USD LIBOR — 0.125%)	1.57%	09/10/18	$4,480,000
20,000,000	Federal Home Loan Banks (1) (3) (1 Month USD LIBOR — 0.080%)	1.69%	11/13/18	19,997,337
11,000,000	Federal Home Loan Banks (3) (1 Month USD LIBOR — 0.130%)	1.65%	11/15/18	11,000,000
4,000,000	Federal Home Loan Banks (3) (1 Month USD LIBOR — 0.070%)	1.77%	12/19/18	4,000,000
3,725,000	Federal Home Loan Banks (3) (1 Month USD LIBOR — 0.090%)	1.78%	01/25/19	3,725,000
1,910,000	Federal Home Loan Banks (1) (3) (3 Month USD LIBOR — 0.160%)	1.94%	06/12/19	1,909,406
13,800,000	Federal Home Loan Banks (3) (3 Month USD LIBOR — 0.160%)	2.04%	06/20/19	13,800,000
5,045,000	Federal Home Loan Banks (3) (1 Month USD LIBOR — 0.080%)	1.80%	08/27/19	5,045,000
3,725,000	Federal National Mortgage Association (1)	1.23%	05/21/18	3,723,217

	Total Agency Obligations (Cost $304,403,824)			304,403,824
	Total Investments — 70.4% (Cost $581,779,716)			581,779,716
REPURCHASE AGREEMENTS — 30.8%
42,000,000	Goldman Sachs & Co. Dated 3/29/18, To be repurchased at $42,008,400 (collateralized by $41,946,490 par amount of Government National Mortgage Associations and a Federal National Mortgage Backed Security, 4.50% to 6.00%; due 10/15/19 to 11/15/52; Total Fair Value $42,840,241)	1.80%	04/02/18	42,000,000
30,000,000	HSBC Securities (USA), Inc. Dated 3/29/18, To be repurchased at $30,005,933 (collateralized by $30,610,000 par amount of a U.S. Treasury Bill, 0.00%; due 04/05/18; Total Fair Value $30,600,817)	1.78%	04/02/18	30,000,000
60,000,000	HSBC Securities (USA), Inc. Dated 3/29/18, To be repurchased at $60,011,933 (collateralized by $62,904,973 par amount of Gold Participating Certificates, 3.50%; due 08/01/47 to 12/01/47; Total Fair Value $61,804,792)	1.79%	04/02/18	60,000,000

See accompanying notes to Schedule of Investments

Par Value		Interest Rate	Maturity	Amortized Cost

REPURCHASE AGREEMENTS (continued)
$30,000,000	Mitsubishi UFJ Securities Co. Dated 3/29/18, To be repurchased at $30,006,000 (collateralized by $30,073,371 par amount of Federal National Mortgage Backed Securities, Government National Mortgage Associations and Gold Participating Certificates, 2.50% to 4.61%; due 09/01/26 to 11/20/65; Total Fair Value $30,844,073)	1.80%	04/02/18	$30,000,000
12,000,000	Natixis S.A. Dated 3/29/18, To be repurchased at $12,002,400 (collateralized by $12,552,848 par amount of U.S. Treasury Notes and a U.S. Treasury Bond, 0.13% to 8.75%; due 08/15/20 to 05/15/26; Total Fair Value $12,240,024)	1.80%	04/02/18	12,000,000
3,000,000	Natixis S.A. Dated 3/29/18, To be repurchased at $3,000,603 (collateralized by $3,050,031 par amount of Federal National Mortgage Backed Securities, a Government National Mortgage Association and U.S. Treasury Notes, 0.88% to 8.75%; due 10/15/18 to 03/27/47; Total Fair Value $3,071,352)	1.81%	04/02/18	3,000,000
10,000,000	RBC Capital Markets, LLC Dated 3/29/18, To be repurchased at $10,002,011 (collateralized by $9,970,756 par amount of Federal National Mortgage Backed Securities, 3.00% to 4.50%; due 12/01/46 to 03/01/48; Total Fair Value $10,300,000)	1.81%	04/02/18	10,000,000
30,000,000	TD Securities (USA), LLC Dated 3/29/18, To be repurchased at $30,006,000 (collateralized by $31,026,700 par amount of U.S. Treasury Notes, 2.38% to 2.75%; due 02/15/24 to 05/15/27; Total Fair Value $30,600,006)	1.80%	04/02/18	30,000,000
38,000,000	TD Securities (USA), LLC Dated 3/29/18, To be repurchased at $38,007,642 (collateralized by $37,709,378 par amount of a Federal National Mortgage Backed Security, 4.00%; due 03/01/48; Total Fair Value $39,140,000)	1.81%	04/02/18	38,000,000

	Total Repurchase Agreements (Cost $255,000,000)			255,000,000

See accompanying notes to Schedule of Investments

Amortized Cost

Total Investments in Securities — 101.2% (Cost $836,779,716)	$836,779,716

Liabilities in excess of Other Assets — (1.2%)	(9,775,049)

Net Assets — 100.0%	$827,004,667

Net Asset Value Per Participation Certificate	$1.00

(1)         Interest Rate disclosed represents the discount rate at the time of purchase.

(2)         This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.

(3)         Variable rate security. The rate shown is the rate in effect at March 31, 2018. The rate floats based upon the published reference rate and spread disclosed in the Portfolio of Investments.

See accompanying notes to Schedule of Investments

Money Market Portfolio

(Unaudited)

Schedule of Investments

March 31, 2018

Par Value	Issuer	Interest Rate	Maturity	Fair Value

TOTAL INVESTMENTS — 85.5%
U.S. TREASURY OBLIGATIONS — 9.1% (1)
$10,000,000	U.S. Treasury Bill	1.70%	04/12/18	$9,995,451
7,000,000	U.S. Treasury Bill	1.74%	04/19/18	6,994,600

	Total U.S. Treasury Obligations (Cost $16,989,687)			16,990,051
AGENCY OBLIGATIONS — 2.7%
5,000,000	Federal Home Loan Banks (1)	1.74%	04/27/18	4,994,236

	Total Agency Obligations (Cost $4,993,976)			4,994,236
BANK OBLIGATIONS — 22.7%
CERTIFICATES OF DEPOSIT — 1.7% (3)
2,000,000	Citibank NA (1 Month USD LIBOR + 0.180%)	1.89%	08/08/18	1,999,065
750,000	Wells Fargo & Co. (1 Month USD LIBOR + 0.160%)	2.04%	07/02/18	749,960
500,000	Wells Fargo & Co. (1 Month USD LIBOR + 0.220%)	2.01%	11/15/18	499,454

				3,248,479

YANKEE CERTIFICATES OF DEPOSIT — 21.0%
1,000,000	Bank of Montreal	2.20%	06/18/18	1,000,229
500,000	BNP Paribas SA, New York (3) (1 Month USD LIBOR + 0.180%)	1.85%	05/02/18	500,102
500,000	BNP Paribas SA, New York (3) (1 Month USD LIBOR + 0.210%)	1.87%	06/01/18	500,127
750,000	BNP Paribas SA, New York (3) (1 Month USD LIBOR + 0.200%)	1.99%	07/16/18	749,887
500,000	Cooperatieve Rabobank, New York (3) (1 Month USD LIBOR + 0.180%)	1.92%	11/13/18	499,290
1,000,000	Credit Industriel Commercial, New York (3) (1 Month USD LIBOR + 0.140%)	1.92%	05/15/18	1,000,141
2,000,000	Credit Industriel Commercial, New York (3) (1 Month USD LIBOR + 0.180%)	1.83%	07/30/18	1,999,297
2,000,000	Credit Industriel Commercial, New York (3) (1 Month USD LIBOR + 0.180%)	1.87%	08/06/18	1,999,109
4,000,000	KBC Bank NV, New York	1.70%	04/03/18	3,999,976
600,000	Mitsubishi UFJ Trust and Banking Corp. (3) (1 Month USD LIBOR + 0.200%)	1.91%	05/08/18	600,128
500,000	Mitsubishi UFJ Trust and Banking Corp. (3) (1 Month USD LIBOR + 0.220%)	2.09%	05/25/18	500,145
2,500,000	Mitsubishi UFJ Trust and Banking Corp. (3) (1 Month USD LIBOR + 0.300%)	2.15%	08/22/18	2,499,790
250,000	Mizuho Bank Ltd., New York (3) (1 Month USD LIBOR + 0.210%)	1.93%	04/09/18	250,012

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Fair Value

BANK OBLIGATIONS (continued)
YANKEE CERTIFICATES OF DEPOSIT (continued)
$600,000	Mizuho Bank Ltd., New York (3) (1 Month USD LIBOR + 0.230%)	2.04%	06/18/18	$599,943
500,000	Mizuho Bank Ltd., New York (3) (1 Month USD LIBOR + 0.230%)	1.90%	07/02/18	499,943
2,000,000	Mizuho Bank Ltd., New York (3) (1 Month USD LIBOR + 0.300%)	1.95%	08/31/18	1,999,271
500,000	Norinchukin Bank, New York (3) (1 Month USD LIBOR + 0.190%)	2.07%	05/29/18	500,116
3,000,000	Norinchukin Bank, New York (3) (1 Month USD LIBOR + 0.200%)	1.92%	08/09/18	2,998,690
2,500,000	Norinchukin Bank, New York (3) (1 Month USD LIBOR + 0.300%)	1.99%	09/04/18	2,499,200
500,000	Royal Bank of Canada, New York (3) (1 Month USD LIBOR + 0.250%)	1.94%	11/06/18	499,578
1,500,000	Societe Generale, New York (3) (1 Month USD LIBOR + 0.200%)	2.08%	05/31/18	1,500,372
2,000,000	Sumitomo Mitsui Banking Corp., New York (3) (1 Month USD LIBOR + 0.190%)	1.97%	04/18/18	2,000,110
700,000	Sumitomo Mitsui Banking Corp., New York (3) (1 Month USD LIBOR + 0.220%)	2.03%	06/18/18	699,892
1,000,000	Sumitomo Mitsui Banking Corp., New York (3) (1 Month USD LIBOR + 0.220%)	2.07%	06/22/18	999,858
2,500,000	Sumitomo Mitsui Bank, Ltd., New York (3) (1 Month USD LIBOR + 0.300%)	2.14%	08/21/18	2,499,602
1,400,000	Sumitomo Mitsui Trust Bank, Ltd., New York (3) (1 Month USD LIBOR + 0.200%)	1.91%	06/05/18	1,399,777
2,000,000	Sumitomo Mitsui Trust Bank, Ltd., New York	2.30%	06/20/18	2,000,349
2,500,000	Sumitomo Mitsui Trust Bank, Ltd., New York (3) (1 Month USD LIBOR + 0.210%)	1.90%	08/06/18	2,499,066
				39,294,000

	Total Bank Obligations (Cost $42,549,966)			42,542,479
CORPORATE DEBT — 45.8%
COMMERCIAL PAPER — 45.8%
ASSET BACKED SECURITIES — 17.2%
1,500,000	Alpine Securitization LLC (1)	2.02%	07/31/18	1,487,399
4,200,000	Antalis SA (1) (2)	1.75%	04/04/18	4,198,781
2,923,000	Chariot Funding LLC (1) (2)	1.70%	04/02/18	2,922,440
2,500,000	Collateralized CP Co., LLC (3) (1 Month USD LIBOR + 0.220%)	1.98%	05/11/18	2,500,602
1,750,000	Collateralized CP Co., LLC (1)	2.04%	08/01/18	1,735,283
2,000,000	LMA Americas LLC (1) (2)	2.23%	06/11/18	1,990,840
3,000,000	Matchpoint Finance PLC (1) (2)	1.75%	04/02/18	2,999,399
3,000,000	Starbird Funding Corp. (1) (2)	1.75%	04/02/18	2,999,425
865,000	Starbird Funding Corp. (1) (2)	1.66%	04/16/18	864,203
2,500,000	Starbird Funding Corp. (1) (2)	2.53%	09/17/18	2,470,760
1,250,000	Thunder Bay Funding LLC (1) (2)	1.76%	04/02/18	1,249,761

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Fair Value

CORPORATE DEBT (continued)
ASSET BACKED SECURITIES (continued)
$3,900,000	Thunder Bay Funding LLC (2) (3) (1 Month USD LIBOR + 0.170%)	1.84%	07/02/18	$3,899,809
3,000,000	Thunder Bay Funding LLC (2) (3) (1 Month USD LIBOR + 0.250%)	2.10%	08/30/18	2,999,031
				32,317,733

FINANCIAL COMPANIES — 26.3%
3,000,000	ANZ New Zealand International Ltd. (1) (2)	2.16%	05/29/18	3,000,825
1,000,000	Bank of Montreal (1)	1.80%	05/03/18	998,206
800,000	Bank of Nova Scotia (1) (3) (3 Month USD LIBOR + 0.150%)	1.83%	04/04/18	800,016
2,500,000	Bank of Nova Scotia (1) (2)	2.12%	05/30/18	2,491,596
1,000,000	Bank of Nova Scotia (1) (2)	2.19%	06/14/18	995,472
500,000	BNZ International Funding Ltd. (2) (3) (1 Month USD LIBOR + 0.150%)	1.81%	06/01/18	500,072
1,000,000	Canadian Imperial Bank of Commerce (1) (2)	2.13%	06/05/18	996,436
5,000,000	CDP Financial Inc., Canada (1) (2)	1.82%	04/09/18	4,997,311
700,000	Commonwealth Bank of Australia, New York (2) (3) (1 Month USD LIBOR + 0.190%)	1.98%	09/14/18	699,444
250,000	Commonwealth Bank of Australia, New York (2) (3) (1 Month USD LIBOR + 0.190%)	1.88%	10/05/18	249,753
600,000	Commonwealth Bank of Australia, New York (2) (3) (1 Month USD LIBOR + 0.200%)	1.92%	11/09/18	599,301
2,000,000	DBS Bank, Ltd. (1) (2)	2.11%	05/31/18	1,992,661
6,000,000	DZ Bank, New York (1) (2)	1.67%	04/02/18	5,998,850
1,000,000	ING US Funding LLC (3) (1 Month USD LIBOR + 0.160%)	1.97%	06/18/18	1,000,037
400,000	ING US Funding LLC (3) (1 Month USD LIBOR + 0.190%)	1.94%	07/13/18	399,942
3,000,000	ING US Funding LLC (3) (1 Month USD LIBOR + 0.200%)	1.90%	08/07/18	2,998,842
600,000	JP Morgan Securities LLC (2) (3) (1 Month USD LIBOR + 0.200%)	1.72%	04/02/18	600,011
500,000	JP Morgan Securities LLC (1) (2)	1.51%	04/11/18	499,671
1,000,000	La Caisse Centrale Desjardins Du Quebec(2) (3) (1 Month USD LIBOR + 0.240%)	2.05%	10/19/18	999,201
1,000,000	Mizuho Bank, Ltd., New York (1) (2)	1.74%	04/09/18	999,471
4,000,000	Nederlandse Waterschapsbank NV (1) (2)	1.75%	04/03/18	3,998,983
600,000	Oversea Chinese Banking Corp., Ltd. (2) (3) (1 Month USD LIBOR + 0.140%)	1.85%	05/08/18	599,966
3,000,000	Oversea Chinese Banking Corp., Ltd. (2) (3) (1 Month USD LIBOR + 0.140%)	1.93%	05/14/18	2,999,692
3,000,000	Oversea Chinese Banking Corp., Ltd. (2) (3) (1 Month USD LIBOR + 0.140%)	2.14%	05/16/18	2,999,666
600,000	Toronto Dominion Holdings USA, Inc. (2) (3) (1 Month USD LIBOR + 0.190%)	2.07%	08/28/18	599,660
2,000,000	Toronto Dominion Holdings USA, Inc. (1) (2)	2.10%	06/01/18	1,993,031
1,500,000	Toronto Dominion Holdings USA, Inc. (2) (3) (1 Month USD LIBOR + 0.230%)	1.94%	11/08/18	1,498,521

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Fair Value

CORPORATE DEBT (continued)
FINANCIAL COMPANIES (continued)
$500,000	Toronto Dominion Holdings USA, Inc. (3) (1 Month USD LIBOR + 0.230%)	1.88%	11/30/18	$499,440
2,300,000	UBS AG (2) (3) (1 Month USD LIBOR + 0.210%)	2.08%	07/24/18	2,299,571
				49,305,648

NON-FINANCIAL COMMERCIAL PAPER — 2.3% (1) (2)
600,000	Suncorp Metway, Ltd.	1.60%	04/23/18	599,149
800,000	Suncorp Metway, Ltd.	1.82%	06/14/18	796,268
3,000,000	Suncorp Metway, Ltd.	1.97%	07/09/18	2,980,688
				4,376,105
	Total Commercial Paper			85,999,486

	Total Corporate Debt (Cost $86,022,276)			85,999,486
NON-U.S. SUB-SOVEREIGN — 0.4%
700,000	Erste Abwicklungsanstalt (2) (3) (1 Month USD LIBOR + 0.110%)	1.91%	05/16/18	700,071

	Total Non-U.S. Sub-Sovereign (Cost $699,987)			700,071
TIME DEPOSITS — 4.8%
3,000,000	Credit Agricole Corporate & Investment Bank SA	1.68%	04/02/18	3,000,000
5,997,000	Skandinaviska Enskilda Banken AB, New York	1.68%	04/02/18	5,997,000

	Total Time Deposits (Cost $8,997,000)			8,997,000
	Total Investments — 85.5% (Cost $160,252,892)			160,223,323
REPURCHASE AGREEMENTS
15,720,000	BNP Paribas Securities Co. Dated 3/29/18, To be repurchased at $15,723,144 (collateralized by $16,470,504 par amount of U.S. Treasury Notes, 0.00% to 2.88%; due 04/12/18 to 11/15/46; Total Fair Value $16,034,415)	1.80%	04/02/18	15,720,000

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Fair Value

REPURCHASE AGREEMENTS (continued)
$11,720,000	TD Securities (USA), LLC	1.81%	04/02/18	$11,720,000
	Dated 3/29/18, To be repurchased at $11,722,357 (collateralized by $11,626,323 par amount of a Gold Participating Certificate, 4.00%; due 10/01/45; Total Fair Value $12,071,601)

	Total Repurchase Agreements (Cost $27,440,000)			27,440,000
	Total Investments in Securities — 100.1% (Cost $187,692,892)			187,663,323

	Liabilities in excess of Other Assets — (0.1)%			(113,374)

	Net Assets — 100.0%			$187,549,949

	Net Asset Value Per Participation Certificate			$0.9997

(1)         Interest Rate disclosed represents the discount rate at the time of purchase.

(2)         Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by BlackRock Advisors, LLC, the investment advisor to the Money Market Portfolio.

(3)         Variable rate security. The rate shown is the rate in effect at March 31, 2018. The rate floats based upon the published reference rate and spread disclosed in the Portfolio of Investments.

See accompanying notes to Schedule of Investments

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

March 31, 2018

Organization and Significant Accounting Policies

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company and follows accounting and reporting guidance in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The Fund consists of two portfolios: the Government Portfolio and the Money Market Portfolio, (each a “Portfolio” and collectively, the “Portfolios”).

Portfolio Valuation: Investments in other open-end management investment companies, if held, are valued based on the net asset values (“NAV”) of the management investment companies (which use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

On July 23, 2014, the SEC voted to amend the rules under the 1940 Act which govern the operations of money market mutual funds, including the Government Portfolio and the Money Market Portfolio. The amended rules effectively created three categories of money market funds: Government, Retail and Institutional. Under the amended rules, Government and Retail money market funds may continue to seek to transact at a stable $1.00 Net Asset Value (“NAV”) per share and use amortized cost to value their portfolio holdings, subject to board oversight. Institutional money market funds are required to “float” their NAV per share by pricing their shares to four decimal places (e.g., $1.0000) and valuing their portfolio securities using fair value rather than amortized cost (except where otherwise permitted under Securities and Exchange Commission (“SEC”) rules). In addition, pursuant to the amended rules, the Money Market Portfolio has adopted policies and procedures for the imposition of liquidity fees or redemption gates under certain conditions.

The Government Portfolio operates as a Government money market fund and accordingly: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities or instruments issued or guaranteed as to principal and interest by the United States or certain U.S. Government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully by U.S. Government obligations or cash; (2) uses amortized cost, which approximates fair value, to value its portfolio securities and seeks to transact at a stable $1.00 NAV per PC; and (3) has elected not to provide for the imposition of liquidity fees and redemption gates at this time as permitted under the amended rules.

The Money Market Portfolio operates as an Institutional money market fund and accordingly: (1) is limited to institutional investors; (2) utilizes current market-based prices to value its portfolio holdings and, as of October 11, 2016, transacts at a floating NAV per PC that uses four decimal place precision (e.g., $1.0000) (except that the Portfolio may use amortized cost to value short-term investments with remaining maturities of 60 days or less, subject to the Board’s determination that such valuations represent the securities’ fair value); and (3) has adopted policies and procedures to impose liquidity fees of up to 2% of the value of the PC’s redeemed and/or temporarily suspend redemptions in the event that the Portfolio’s weekly liquid assets were to fall below designated thresholds, subject to the Board’s, including a majority of the Independent Trustees, determination that such action is in the best interest of the Portfolio. The Money Market Portfolio calculates its NAV three times daily, at 8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern time on each Business Day.

Investments in other open-end management investment companies, if held, are valued based on the NAV of the management investment companies (which are to be determined pursuant to procedures discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

Fair Value Measurement:  The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are categorized into three levels as described in the hierarchy below:

•      Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including amortized cost, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc)

•                  Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Plan Investment Fund, Inc.

Notes to Schedules of Investments

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March 31, 2018

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Fixed-income securities held within the Money Market Portfolio are valued at fair value (Valuation Approach) using price evaluations provided by an independent pricing service which may use the following inputs/techniques: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers, and reference data, including market research publications. Securities held within the Government Portfolio are generally valued at amortized cost (Cost Approach), which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. A summary of the inputs/techniques used to value the Portfolios’ net assets as of March 31, 2018 is provided below.

	Total Fair Value at March 31 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Government Portfolio
U.S. Treasury Obligations	$277,375,892	$—	$277,375,892	$—
Agency Obligations	304,403,824	—	304,403,824	—
Repurchase Agreements	255,000,000	—	255,000,000	—
	$836,779,716	$—	$836,779,716	$—

Money Market Portfolio
U.S. Treasury Obligations	$16,990,051	$—	$16,990,051	$—
Agency Obligations	4,994,236	—	4,994,236	—
Bank Obligations	42,542,479	—	42,542,479	—
Corporate Debt	85,999,486	—	85,999,486	—
Non-U.S. Sub-Sovereign	700,071	—	700,071	—
Time Deposits	8,997,000	—	8,997,000	—
Repurchase Agreements	27,440,000	—	27,440,000	—
	$187,663,323	$—	$187,663,323	$—

At the end of each calendar quarter, management evaluates the Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as: changes in market activity from the prior reporting period, whether or not a broker is willing to execute at the quoted price and the depth and consistency of prices from third party services. For the period ended March 31, 2018, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

Due to the inherent uncertainty in determining the fair value of investments that do not have a readily available market quotation, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise may be less liquid than publicly traded securities. For the period ended March 31, 2018, there were no fair valued securities for the Portfolios.

New Accounting Pronouncement

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund’s financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017, which resulted in no change to the financial statements. In addition, the SEC will require certain open-end funds to adopt liquidity risk management programs to ensure that funds meet their obligation to satisfy shareholder redemption requests on a daily basis. The SEC also will allow open-end funds, with the exception of money market funds, to offer swing pricing, subject to approval and review by a fund’s board. The new form types and other rule amendments will be effective for the Fund for reporting periods beginning on and after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on and after June 1, 2018 to determine the impact to the Fund.

Plan Investment Fund, Inc.

Notes to Schedules of Investments

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March 31, 2018

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In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Plan Investment Fund, Inc.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	President and Chief Executive Officer
Date:	May 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	Principal Executive Officer
Date:	May 16, 2018

By:	/s/ Christopher W. Roleke
Name:	Christopher W. Roleke
Title:	Treasurer
Date:	May 16, 2018